SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares shares
Statement [Line Items]
Issue of common share	1,150,000	1,150,000
Gross proceeds from issue of share | $	$ 6,437
Stock Options Exercises [Member]
Statement [Line Items]
Common shares issued	1,307,875	1,307,875
Stock options exercised	1,351,250	1,351,250
Gross proceeds from issue of share | $		$ 1,575
Exercise price | $ / shares		$ 1.20